                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                            COUPON   MATURITY       VALUE
-------   -----------------------------------   -------   --------   -------------
          MUNICIPAL BONDS 195.1%
          ALABAMA 0.9%
$   750   Bessemer, AL Governmental Util
             Svc Corp Wtr Supply Rev Rfdg,
             Ser A (AGL Insd) (a)                 5.000%  06/01/39   $     756,077
  1,000   Birmingham Baptist Med Ctr AL
             Spl Care Fac Fin Auth Rev
             Baptist Hlth Sys Inc, Ser A          5.000   11/15/30         862,470
                                                                     -------------
                                                                         1,618,547
                                                                     -------------
          ALASKA 0.4%
  1,000   Northern Tob Sec Corp AK Tob
             Settlement Rev Asset Bkd, Ser
             A                                    5.000   06/01/46         708,610
                                                                     -------------
          ARIZONA 2.9%
  1,750   Glendale, AZ Indl Dev Auth Rfdg         5.000   12/01/35       1,495,340
  1,700   Goodyear, AZ McDowell Rd Coml
             Corridor Impt Dist Impt (AMBAC
             Insd)                                5.250   01/01/32       1,699,915
    800   Pima Cnty, AZ Indl Dev Auth Wtr
             & Wastewtr Rev Global Wtr
             Resh LLC Proj (AMT)                  6.550   12/01/37         713,088
  1,500   University Med Ctr Corp AZ Hosp
             Rev                                  5.000   07/01/35       1,311,660
                                                                     -------------
                                                                         5,220,003
                                                                     -------------
          ARKANSAS 1.2%
  2,400   Washington Cnty, AR Hosp Rev
             Regl Med Ctr Rfdg, Ser B             5.000   02/01/30       2,185,008
                                                                     -------------
          CALIFORNIA 19.6%
  5,000   Alameda Corridor Trans Auth CA
             Conv Cap Apprec Sub Lien
             Rfdg, Ser A (AMBAC
             Insd)(b)                           0/5.400   10/01/24       4,160,300

          CALIFORNIA (CONTINUED)
$  300    Aliso Viejo, CA Cmnty Fac Dist
             Spl Tax No 2005-01 Glenwood
             at Aliso                             6.000%  09/01/38   $     294,450
 1,125    California Cnty, CA Tob Sec Agy
             Tob Asset Bkd Merced Cnty
             Rfdg, Ser A                          5.250   06/01/45         851,872
 1,800    California Hsg Fin Agy Rev Home
             Mtg, Ser G (AMT) (a)                 4.950   08/01/23       1,690,894
 1,200    California Hsg Fin Agy Rev Home
             Mtg, Ser G (AMT) (a)                 5.050   02/01/29       1,127,263
 1,100    California Hsg Fin Agy Rev Home
             Mtg, Ser K (AMT) (a)                 5.300   08/01/23       1,064,074
 1,300    California Hsg Fin Agy Rev Home
             Mtg, Ser K (AMT) (a)                 5.450   08/01/28       1,257,542
   500    California Pollutn Ctl Fin Auth
             Solid Waste Disp Rev Waste
             Mgmt Inc Proj, Ser B (AMT)           5.000   07/01/27         407,265
    15    California Rural Home Mtg Fin
             Auth Single Family Mtg Rev, Ser
             C (GNMA Collateralized)
             (AMT)                                7.800   02/01/28          15,336
   475    California St (AMBAC Insd)              5.125   10/01/27         475,180
   275    California St Dept Wtr Res Wtr
             Rev Cent Vy Proj, Ser AE (a)         5.000   12/01/24         284,865
   325    California St Dept Wtr Res Wtr
             Rev Cent Vy Proj, Ser AE (a)         5.000   12/01/25         336,658
   325    California St Dept Wtr Res Wtr
             Rev Cent Vy Proj, Ser AE (a)         5.000   12/01/26         336,658
   225    California St Dept Wtr Res Wtr
             Rev Cent Vy Proj, Ser AE (a)         5.000   12/01/27         233,071
   325    California St Dept Wtr Res Wtr
             Rev Cent Vy Proj, Ser AE (a)         5.000   12/01/28         336,658

          CALIFORNIA (CONTINUED)
$1,250    California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth, Ser A                          5.250%  07/01/30   $   1,157,963
   250    California Statewide Cmnty Dev
             Auth Rev Front Porch Cmnty &
             Svc, Ser A (c)                       5.125   04/01/37         215,353
   200    Daly City, CA Hsg Dev Fin Agy
             Mobile Home Pk Rev Third Tier
             Franciscan Rfdg, Ser C               6.500   12/15/47         175,342
 5,000    Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Conv Cap Apprec
             Rfdg (b)                           0/5.800   01/15/20       4,781,000
 1,000    Golden St Tob Sec Corp CA Tob
             Settlement Rev Asset Bkd Sr,
             Ser A-1                              5.750   06/01/47         821,300
   510    Los Angeles Cnty, CA Metro
             Trans Auth Sales Tax Rev Prop
             C Second Sr Rfdg, Ser A
             (AMBAC Insd)                         5.000   07/01/23         511,566
 2,000    Los Angeles Cnty, CA Pub Wks
             Fin Auth Rev Sr Lien Rfdg, Ser
             A (FSA Insd)                         5.500   10/01/18       2,195,160
   250    Morongo Band of Mission Indians
             CA Enterprise Rev Indians
             Enterprise Casino, Ser B (c)         5.500   03/01/18         243,868
 3,500    Palm Springs, CA Fin Auth Lease
             Rev Convention Ctr Proj, Ser A
             (MBIA Insd)                          5.500   11/01/35       3,588,270
 1,500    Rancho Mirage, CA Jt Pwr Fin
             Auth Rev Eisenhower Med Ctr,
             Ser A                                5.000   07/01/47       1,362,540
 1,500    Southern CA Pub Pwr Auth Nat
             Gas Proj Rev No 1, Ser A             5.250   11/01/22       1,485,045

          CALIFORNIA (CONTINUED)
$1,000    Tobacco Sec Auth Northn CA Tob
             Settlement Rev Asset Bkd Bds,
             Ser A1                               5.375%  06/01/38   $     786,230
 2,000    Tobacco Sec Auth Southn CA
             Tob Settlement, Ser A1               5.000   06/01/37       1,485,440
 5,000    Tobacco Sec Auth Southn CA
             Tob Settlement, Ser A1               5.125   06/01/46       3,697,800
                                                                     -------------
                                                                        35,378,963
                                                                     -------------
          COLORADO 7.4%
 5,000    Colorado Ed & Cultural Fac
             Charter Sch Proj (XLCA Insd)         5.500   05/01/36       4,943,400
   400    Colorado Hlth Fac Auth Hlth &
             Residential Care Fac Volunteers
             of Amer Care, Ser A                  5.300   07/01/37         325,144
 1,000    Colorado Hlth Fac Auth Rev
             Catholic Hlth Initiatives, Ser
             A (d)                                5.500   03/01/32       1,052,650
 1,725    Colorado Hlth Fac Auth Rev
             Catholic Hlth, Ser C-5 (FSA
             Insd) (a)                            5.000   09/01/36       1,707,017
 1,250    Colorado Hlth Fac Auth Rev
             Covenant Retirement Cmnty
             Inc                                  5.000   12/01/35       1,025,325
 1,000    Colorado Hlth Fac Auth Rev Hosp
             Parkview Med Ctr Proj
             (Prerefunded @ 9/01/11)              6.500   09/01/20       1,109,100
 1,000    Colorado Hlth Fac Auth Rev Hosp
             Portercare Adventist Hlth
             (Prerefunded @ 11/15/11)             6.500   11/15/31       1,124,050
     5    Colorado Hsg Fin Auth Single
             Family Pgm Sr, Ser C1 (AMT)          7.550   11/01/27           5,162
 1,500    Montrose, CO Mem Hosp                   6.000   12/01/33       1,458,030

          COLORADO (CONTINUED)
$   750   Salida, CO Hosp Dist Rev                5.250%  10/01/36   $     598,282
                                                                     -------------
                                                                        13,348,160
                                                                     -------------
          CONNECTICUT 0.9%
    300   Connecticut St Dev Auth Solid
             Waste Disp Fac Rev PSEG Pwr
             LLC Proj, Ser A (AMT)                5.750   11/01/37         285,135
  1,375   Connecticut St Dev Auth Wtr Fac
             Rev Aquarion Wtr Co CT Proj
             Rfdg (XLCA Insd) (AMT)               5.100   09/01/37       1,166,756
    225   Mashantucket Western Pequot
             Tribe CT 2006 Sub Spl Rev Bd,
             Ser A (c)                            5.500   09/01/36         189,655
                                                                     -------------
                                                                         1,641,546
                                                                     -------------
          DISTRICT OF COLUMBIA 0.5%
    275   District Columbia Wtr & Swr Auth
             Pub Util Rev Sub Lien Rfdg, Ser
             A (AGL Insd) (a)                     5.000   10/01/29         274,600
    550   District Columbia Wtr & Swr Auth
             Pub Util Rev Sub Lien Rfdg, Ser
             A (AGL Insd) (a)                     5.000   10/01/34         549,201
                                                                     -------------
                                                                           823,801
                                                                     -------------
          FLORIDA 7.2%
    150   Alachua Cnty, FL Indl Dev Rev
             North FL Retirement Vlg              5.875   11/15/42         129,181
    650   Brevard Cnty, FL Hlth Fac Auth
             Residential Care Fac Rev Buena
             Vida Estates Inc                     6.750   01/01/37         623,460
    115   Escambia Cnty, FL Hlth Fac Auth
             Hlth Fac Rev FL Hlthcare
             (AMBAC Insd)                         5.950   07/01/20         121,650
  2,050   Fort Lauderdale, FL Wtr & Swr
             Rev (a)                              5.000   09/01/32       2,071,352

          FLORIDA (CONTINUED)
$   350   Hillsborough Cnty, FL Aviation
             Auth Rev, Ser A (AGL Insd)
             (AMT) (a)                            5.375%  10/01/33   $     351,224
    775   Hillsborough Cnty, FL Aviation
             Auth Rev, Ser A (AGL Insd)
             (AMT) (a)                            5.500   10/01/38         777,710
    300   Hillsborough Cnty, FL Indl Dev
             Auth Pollutn Ctl Rev
             Hillsborough Cnty IDA Rfdg
             (AMBAC Insd) (e)                     5.000   12/01/34         303,180
    300   Hillsborough Cnty, FL Indl Dev
             Auth Pollutn Ctl Rev Tampa
             Elec, Ser B (e)                      5.150   09/01/25         304,470
    250   Main Str Cmnty Dev Dist FL Cap
             Impt Rev, Ser A                      6.800   05/01/38         234,725
    150   Main Str Cmnty Dev Dist FL Cap
             Impt Rev, Ser B                      6.900   05/01/17         146,477
    550   Miami-Dade Cnty, FL Sch Brd Ctf
             Partn Cops, Ser B (AGL Insd)         5.250   05/01/25         559,191
    600   Orange Cnty, FL Hlth Fac Auth
             Rev First Mtg Orlando Lutheran
             Tower                                5.500   07/01/32         501,948
    215   Overoaks, FL Cmnty Dev Dist
             Cap Impt Rev, Ser A                  6.125   05/01/35         180,729
    400   Palm Beach Cnty, FL Hlth Fac
             Auth Rev Wtrford Proj                5.875   11/15/37         369,360
  2,500   Port St Lucie, FL Spl Assmt Rev
             Southwest Annexation Dist 1-B
             (MBIA Insd)                          5.000   07/01/40       2,430,000
  1,100   Putnam Cnty, FL Dev Auth Pollutn
             Ctl Rev Rfdg Seminole Proj, Ser
             A (AMBAC Insd) (e)                   5.350   03/15/42       1,090,683

          FLORIDA (CONTINUED)
$   250   Seminole Tribe, FL Spl Oblig Rev,
             Ser A (c)                            5.750%  10/01/22   $     241,893
    340   Seven Oaks, FL Cmnty Dev Dist II
             Spl Assmt Rev, Ser A                 5.875   05/01/35         278,739
    300   Sterling Hill Cmnty Dev Dist FL
             Cap Impt Rev, Ser A                  6.200   05/01/35         300,609
    300   Tolomato Cmnty, FL Dev Dist Spl
             Assmt                                6.550   05/01/27         298,839
    500   Tolomato Cmnty, FL Dev Dist Spl
             Assmt                                6.650   05/01/40         497,640
  1,000   Volusia Cnty, FL Ed Fac Auth Rev
             Ed Fac Embry Riddle Aero, Ser
             A                                    5.750   10/15/29         982,480
    200   World Comm Cmnty Dev Dist FL
             Spl Assmt                            5.500   05/01/38         156,802
                                                                     -------------
                                                                        12,952,342
                                                                     -------------
          GEORGIA 3.0%
  1,250   Atlanta, GA Arpt Passenger Fac
             Charge Rev Gen Sub Lien, Ser
             C (FSA Insd) (a)                     5.000   01/01/33       1,250,668
  1,425   Georgia Muni Elec Auth Pwr Rev
             Rfdg, Ser A (FGIC Insd) (d)          5.500   01/01/12       1,518,865
  1,870   Georgia Muni Elec Auth Pwr Rev,
             Ser A (FGIC Insd) (f)                5.500   01/01/12       1,965,519
    600   Putnam Cnty, GA Dev Auth
             Pollutn Ctl Rev GA Pwr Co, Ser
             1                                    5.100   06/01/23         591,978
                                                                     -------------
                                                                         5,327,030
                                                                     -------------
          IDAHO 0.2%
    345   Idaho Hlth Fac Auth Rev Vly Vista
             Care Corp Rfdg                       6.125   11/15/27         317,090
                                                                     -------------

          ILLINOIS 13.0%
$   500   Bartlett, IL Tax Increment Rev Sr
             Lien Quarry Redev Proj Rfdg          5.600%  01/01/23   $     473,240
  1,305   Chicago, IL 2006 Proj Rfdg, Ser A
             (MBIA Insd)                          5.500   01/01/38       1,340,900
  2,750   Chicago, IL Brd Ed Rfdg, Ser C
             (FSA Insd) (a)                       5.000   12/01/27       2,816,500
  2,000   Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg, Ser A
             (MBIA Insd) (AMT)                    5.375   01/01/32       1,897,880
  2,540   Chicago, IL O'Hare Intl Arpt Rev
             Second Lien Passenger Fac,
             Ser A (AMBAC Insd) (AMT)             5.375   01/01/32       2,410,307
  1,400   Chicago, IL O'Hare Intl Arpt Rev,
             Ser A (FSA Insd) (a)                 5.000   01/01/33       1,378,615
  1,425   Chicago, IL, Ser A (AGL Insd)           5.250   01/01/25       1,485,121
  1,885   Chicago, IL Tax Increment Alloc
             Sub Cent Rev Loop, Ser A
             (ACA Insd)                           6.500   12/01/08       1,899,628
    285   Cook Cnty, IL Sch Dist No. 100
             Berwyn South (FSA Insd)              8.100   12/01/15         366,929
  1,000   Illinois Fin Auth Rev Christian
             Homes Inc Rfdg, Ser A                5.750   05/15/31         855,010
  2,000   Illinois Fin Auth Rev Osf Hlthcare
             Sys, Ser A                           5.750   11/15/37       1,996,980
  3,000   Illinois Fin Auth Rev Resurrection
             Hlthcare, Ser A (FSA Insd)           5.500   05/15/24       3,029,130
  1,000   Illinois Fin Auth Rev Sherman Hlth
             Sys 2007, Ser A                      5.500   08/01/37         925,230
  1,335   Illinois Fin Auth Solid Waste Rev
             Disp Waste Mgmt Inc Proj, Ser
             A (AMT)                              5.050   08/01/29       1,098,905

          ILLINOIS (CONTINUED)
$ 1,225   Pekin, IL Mtg Rev United Auto
             Workers Inc Proj, Ser A (GNMA
             Collateralized)                      5.250%  05/20/34   $   1,212,934
    225   Will Kankakee Regl Dev Auth IL
             Multi-Family Hsg Rev Sr Estates
             Supportive Living (AMT)              7.000   12/01/42         213,676
                                                                     -------------
                                                                        23,400,985
                                                                     -------------
          INDIANA 6.8%
  3,505   East Chicago, IN Elem Sch Bldg
             Corp First Mtg Rfdg (AMBAC
             Insd) (f)                            6.250   01/05/16       3,784,033
  4,600   Indiana Hlth & Ed Fac Fin Auth
             Rev Ascension Hlth Sr Cr
             B-6 (a)                              5.000   11/15/36       4,437,781
  1,000   Indiana St Dev Fin Auth Rev Rfdg
             (AMT)                                5.950   08/01/30         968,450
  3,000   Saint Joseph Cnty, IN Hosp Auth
             Hlth Sys Rev Rfdg Mem Hlth
             Sys (AMBAC Insd) (e)(g)              7.000   08/15/33       3,000,000
                                                                     -------------
                                                                        12,190,264
                                                                     -------------
          IOWA 6.6%
  1,125   Coralville, IA Ctf Partn, Ser D         5.250   06/01/26       1,083,307
  1,515   Des Moines, IA Pub Pkg Sys Rev,
             Ser A (FGIC Insd)                    5.750   06/01/14       1,583,342
    125   Sibley, IA Hlthcare Fac Rev
             Osceola Cmnty Hosp Proj              6.000   12/01/37         111,410
  2,500   Tobacco Settlement Auth IA Tob
             Settlement Rev Asset Bkd, Ser
             C                                    5.375   06/01/38       1,942,875
  8,980   Xenia Rural Wtr Dist IA Wtr Rev
             (CIFG Insd)                          4.500   12/01/41       7,260,330
                                                                     -------------
                                                                        11,981,264
                                                                     -------------

          KANSAS 3.4%
$   700   Burlington, KS Environmental Impt
             Rev KC Rfdg Pwr LT, Ser B
             (XLCA Insd) (e)                      5.000%  12/01/23   $     712,887
     70   Cowley Cnty, KS Uni Sch Dist No
             465 Winfield Impt Rfdg (MBIA
             Insd) (f)                            5.250   10/01/21          73,058
    250   Olathe, KS Sr Living Fac Rev
             Catholic Care Campus Inc, Ser
             A                                    6.000   11/15/38         223,707
  1,500   Overland Pk, KS Dev Corp Rev
             First Tier, Ser A (Prerefunded
             @ 1/01/11)                           7.375   01/01/32       1,674,975
  3,500   Wamego, KS Pollutn Ctl Rev KS
             Gas & Elec Co Proj Rfdg (MBIA
             Insd)                                5.300   06/01/31       3,440,570
                                                                     -------------
                                                                         6,125,197
                                                                     -------------
          KENTUCKY 1.4%
  2,720   Louisville & Jefferson Cnty, KY
             Metro Govt Hlth Sys Rev Norton
             Hlthcare Inc (a)                     5.250   10/01/36       2,450,485
                                                                     -------------
          LOUISIANA 4.8%
    374   Lakeshore Vlg Master Cmnty Dev
             Dist LA Spl Assmt                    5.250   07/01/17         334,674
    965   Louisiana Hsg Fin Agy Rev Azalea
             Estates Rfdg, Ser A (GNMA
             Collateralized) (AMT)                5.375   10/20/39         877,745
  3,000   Louisiana Pub Fac Auth Rev
             Christus Hlth Sub, Ser C-2
             (AMBAC Insd) (e)(g)                  6.500   07/01/41       3,000,000
  1,835   Louisiana St Gas & Fuels Tax
             Rev, Ser A (FSA Insd) (a)            5.000   05/01/36       1,830,566

          LOUISIANA (CONTINUED)
$ 2,000   New Orleans, LA Rfdg (FGIC
             Insd)                                5.500%  12/01/21   $   1,952,260
    750   Rapides Fin Auth LA Rev Cleco
             Pwr Proj (AMT)                       5.250   11/01/37         742,905
                                                                     -------------
                                                                         8,738,150
                                                                     -------------
          MARYLAND 12.7%
    425   Gaithersburg, MD Econ Dev Rev
             Asbury MD Oblig Group A              5.125   01/01/36         371,654
 10,500   Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev
             Residential, Ser L (AMT) (a)         4.900   09/01/31       8,969,625
 11,640   Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev
             Residential, Ser L (AMT) (a)         4.950   09/01/38       9,945,827
    800   Maryland St Econ Dev Corp
             Student Hsg Rev Collegiate Hsg
             Salisbury, Ser A                     6.000   06/01/19         818,208
  2,000   Maryland St Hlth & Higher Ed Fac
             Auth Rev MD Inst College of
             Art                                  5.000   06/01/40       1,750,420
  1,150   Maryland St Hlth & Higher Ed Fac
             Auth Rev Mercy Med Ctr, Ser
             A                                    5.500   07/01/42       1,062,795
                                                                     -------------
                                                                        22,918,529
                                                                     -------------
          MASSACHUSETTS 3.8%
    225   Massachusetts St Dev Fin Agy
             Rev Linden Ponds Inc Fac, Ser
             A                                    5.750   11/15/42         191,522
  2,000   Massachusetts St Dev Fin Agy
             Semass Sys, Ser A (MBIA
             Insd)                                5.625   01/01/15       2,144,080

          MASSACHUSETTS (CONTINUED)
$ 1,800   Massachusetts St Hlth & Ed Fac
             Auth Rev Univ MA Mem Issue,
             Ser D                                5.000%  07/01/33   $   1,558,260
  1,705   Massachusetts St Hlth & Ed Fac
             Auth Rev Vly Regl Hlth Sys, Ser
             C (Connie Lee Insd) (f)              7.000   07/01/09       1,782,015
  1,145   Massachusetts St Indl Fin Agy
             Rev Wtr Treatment Amern
             Hingham (AMT)                        6.750   12/01/20       1,146,970
                                                                     -------------
                                                                         6,822,847
                                                                     -------------
          MICHIGAN 2.4%
  1,000   Kent Hosp Fin Auth MI Rev Met
             Hosp Proj, Ser A                     5.250   07/01/30         846,720
  1,000   Kent Hosp Fin Auth MI Rev Met
             Hosp Proj, Ser A                     6.250   07/01/40         965,160
    325   Kent Hosp Fin Auth MI Rev
             Spectrum Hlth, Ser A (e)             5.250   01/15/47         339,014
    225   Kent Hosp Fin Auth MI Rev
             Spectrum Hlth, Ser A (e)             5.500   01/15/47         236,668
  2,250   Michigan Tob Settlement Fin Auth
             Tob Settlement Asset Sr, Ser
             A                                    6.000   06/01/48       1,879,538
                                                                     -------------
                                                                         4,267,100
                                                                     -------------
          MINNESOTA 0.6%
  1,000   Dakota Cnty, MN Cmnty Dev Agy
             Multi-Family Hsg Rev Com On
             Marice Proj Rfdg, Ser A              5.000   05/01/42         768,760
    100   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks                                 6.000   10/01/27          95,132
    225   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks                                 6.000   10/01/33         208,901

          MINNESOTA (CONTINUED)
$   100   North Oaks, MN Sr Hsg Rev
             Presbyterian Homes North
             Oaks                                 6.125%  10/01/39   $      93,394
                                                                     -------------
                                                                         1,166,187
                                                                     -------------
          MISSISSIPPI 1.0%
  1,750   Mississippi Dev Bk Spl Oblig Cap
             Proj & Equip Acquisition, Ser A2
             (AMBAC Insd)                         5.000   07/01/24       1,714,195
                                                                     -------------
          MISSOURI 4.8%
    205   Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc              5.625   06/01/27         196,599
    500   Cass Cnty, MO Hosp Rev                  5.625   05/01/38         456,080
  1,375   Missouri St Hlth & Ed Fac Auth
             Hlth Fac Rev Sr Living Fac
             Lutheran, Ser A                      5.375   02/01/35       1,238,187
  3,855   Missouri St Hlth & Ed Fac Auth
             Hlth Fac Rev SSM Hlthcare
             Rfdg, Ser AA (MBIA Insd) (d)         6.400   06/01/10       4,138,805
  2,250   Saint Charles, MO Ctf Partn, Ser
             B                                    5.500   05/01/18       2,341,193
    250   Saint Louis, MO Indl Dev Auth
             Tax Increment & Cmnty Impt
             Dist Loughborough Com Redev
             Rfdg                                 5.750   11/01/27         233,310
                                                                     -------------
                                                                         8,604,174
                                                                     -------------
          NEVADA 1.6%
  1,000   Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj, Ser A
             (AMBAC Insd) (AMT)                   5.250   07/01/34         818,010

          NEVADA (CONTINUED)
$ 1,310   Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj, Ser A
             (FGIC Insd) (AMT)                    4.750%  09/01/36   $   1,135,010
  1,000   Nevada Hsg Div Single Family
             Mtg Rev, Ser A (GNMA
             Collateralized) (AMT)                5.875   04/01/38         981,320
                                                                     -------------
                                                                         2,934,340
                                                                     -------------
          NEW JERSEY 2.7%
  1,000   New Jersey Econ Dev Auth Rev
             Cig Tax                              5.500   06/15/31         907,030
    700   New Jersey Econ Dev Auth Rev
             Cig Tax                              5.750   06/15/29         657,888
  2,500   New Jersey Econ Dev Auth Wtr
             Fac Rev NJ Amern Wtr Co Inc
             Proj, Ser A (FGIC Insd) (AMT)        6.875   11/01/34       2,528,475
  1,000   New Jersey Hlthcare Fac Fin Auth
             Rev Holy Name Hosp                   5.000   07/01/36         849,770
                                                                     -------------
                                                                         4,943,163
                                                                     -------------
          NEW MEXICO 1.6%
  1,500   Jicarilla, NM Apache Nation Rev
             Adj, Ser A (Acquired 10/23/03,
             Cost $1,514,910) (h)                 5.000   09/01/18       1,541,640
  1,250   Jicarilla, NM Apache Nation Rev,
             Ser A (Acquired 10/23/03, Cost
             $1,275,475) (h)                      5.500   09/01/23       1,286,338
                                                                     -------------
                                                                         2,827,978
                                                                     -------------
          NEW YORK 19.1%
  2,000   Nassau Cnty, NY Indl Dev Agy
             Continuing Care Retirement
             Amsterdam at Harborside, Ser
             A                                    6.500   01/01/27       1,928,220

          NEW YORK (CONTINUED)
$ 2,750   Nassau Cnty, NY Indl Dev Agy
             Continuing Care Retirement
             Amsterdam at Harborside, Ser
             A                                    6.700%  01/01/43   $   2,728,935
  1,500   New York City Hsg Dev Corp
             Multi-Family Hsg Rev, Ser A
             (AMT)                                5.500   11/01/34       1,412,640
  1,850   New York City Indl Dev Agy Civic
             Fac Rev Touro College Proj, Ser
             A (Prerefunded @ 6/01/09)
             (Acquired 6/25/99 and 6/29/99,
             Cost $1,850,000) (h)                 6.350   06/01/29       1,969,861
      5   New York City, Ser C                    7.250   08/15/24           5,020
  1,700   New York City, Ser I-1 (a)              5.000   02/01/26       1,736,117
  5,000   New York City Transitional Fin
             Auth Future Tax Sec, Ser B           5.000   08/01/22       5,145,750
  1,500   New York St Dorm Auth Rev Mt
             Sinai NYU Hlth                       5.500   07/01/26       1,478,100
  1,000   New York St Dorm Auth Rev Non
             St Supported Debt NYU Hosp
             Ctr, Ser A                           5.000   07/01/26         933,180
  2,000   New York St Dorm Auth Rev Secd
             Hosp Gen Hosp Rfdg, Ser N            5.750   02/15/18       2,152,080
  1,780   New York St Mtg Agy Rev, Ser
             101 (AMT)                            5.400   04/01/32       1,662,805
  6,900   Port Auth NY & NJ Cons 144th (a)        5.000   10/01/35       6,982,354
  6,300   Port Auth NY & NJ Cons
             152nd (a)                            5.000   11/01/28       6,158,376
    200   Seneca Nation Indians Cap Impt
             Auth NY Spl Oblig, Ser A (c)         5.000   12/01/23         172,096
                                                                     -------------
                                                                        34,465,534
                                                                     -------------

          NORTH CAROLINA 2.0%
$ 3,000   Charlotte, NC Ctf Partn
             Convention Fac Proj Rfdg, Ser
             A                                    5.500%  08/01/19   $   3,240,030
    300   North Carolina Med Care Commn
             Retirement Fac Rev First Mtg
             Southminster Proj, Ser A             5.750   10/01/37         280,146
                                                                     -------------
                                                                         3,520,176
                                                                     -------------
          OHIO 9.2%
  1,600   Buckeye, OH Tob Settlement Fin
             Auth Asset Bkd Sr Turbo, Ser
             A-2                                  5.750   06/01/34       1,324,576
 10,000   Buckeye, OH Tob Settlement Fin
             Auth Asset Bkd Sr Turbo, Ser
             A-2                                  6.500   06/01/47       8,923,900
  1,000   Cuyahoga Cnty, OH Hosp Fac
             Rev Canton Inc Proj                  7.500   01/01/30       1,059,460
  1,050   Lorain Cnty, OH Hosp Rev Fac
             Catholic, Ser A (FSA Insd) (a)       5.000   02/01/24       1,072,938
  1,050   Lorain Cnty, OH Hosp Rev Fac
             Catholic, Ser B (FSA Insd) (a)       5.000   02/01/24       1,072,511
  1,125   Lorain Cnty, OH Hosp Rev Rfdg
             Catholic, Ser C (FSA Insd) (a)       5.000   04/01/24       1,149,242
    445   Toledo Lucas Cnty, OH Port Auth
             Dev Rev Northwest OH Bd Fd,
             Ser C (AMT) (d)                      6.000   05/15/11         455,653
  1,650   Toledo Lucas Cnty, OH Port Auth
             Dev Rev Northwest OH Bd Fd,
             Ser C (AMT)                          6.375   11/15/32       1,597,415
                                                                     -------------
                                                                        16,655,695
                                                                     -------------
          OKLAHOMA 4.6%
    500   Chickasaw Nation, OK Hlth
             Sys (c)                              6.250   12/01/32         509,280

          OKLAHOMA (CONTINUED)
$ 3,905   Jenks, OK Aquarium Auth Rev
             Rfdg (MBIA Insd)                     5.250%  07/01/29   $   3,907,304
  1,475   Jenks, OK Aquarium Auth Rev
             Rfdg (MBIA Insd)                     5.250   07/01/33       1,475,870
  1,000   Mc Alester, OK Pub Wks Auth
             Util Sys Rev Cap Apprec (FSA
             Insd)                                   *    02/01/31         301,530
  2,000   Tulsa Cnty, OK Pub Fac Auth
             Cap Impt Rev (AMBAC Insd)
             (Prerefunded @ 11/01/09)             6.250   11/01/22       2,147,620
                                                                     -------------
                                                                         8,341,604
                                                                     -------------
          PENNSYLVANIA 0.2%
    375   Pennsylvania Econ Dev Fin Auth
             Exempt Fac Rev Reliant Energy,
             Ser B (AMT)                          6.750   12/01/36         376,834
                                                                     -------------
          SOUTH CAROLINA 10.3%
  2,420   Beaufort Cnty, SC Tax Increment
             New Riv Redev Proj Area (MBIA
             Insd) (f)                            5.500   06/01/20       2,564,934
 10,000   Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty
             Sch Dist (a)                         5.250   12/01/26      10,143,500
  3,000   Dorchester Cnty, SC Sch Dist No
             002 Installment Pur Rev
             Growth                               5.000   12/01/30       2,848,890
    300   South Carolina Jobs Econ Dev
             Auth Hlthcare Fac Rev First Mtg
             Lutheran Homes Rfdg                  5.625   05/01/42         246,486
  1,500   South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj, Ser A (AMBAC Insd)             5.200   11/01/27       1,516,380

          SOUTH CAROLINA (CONTINUED)
$   250   South Carolina Jobs Econ Dev
             Auth Rev Woodlands At Furman
             Proj, Ser A                          6.000%  11/15/42   $     215,200
  1,000   Tobacco Settlement Rev Mgmt
             Auth SC Tob Settlement Rev
             Rfdg                                 5.000   06/01/18         969,720
                                                                     -------------
                                                                        18,505,110
                                                                     -------------
          SOUTH DAKOTA 0.7%
  1,250   South Dakota St Hlth & Ed Fac
             Auth Rev Children's Care Hosp
             Rfdg (Prerefunded @
             11/01/09)                            6.125   11/01/29       1,326,675
                                                                     -------------
          TENNESSEE 4.9%
  1,250   Chattanooga, TN Hlth Ed & Hsg
             Fac Brd Rev CDFI Phase I LLC
             Proj Rfdg, Ser B                     6.000   10/01/35       1,127,425
  1,500   Elizabethton, TN Hlth & Ed Fac
             Brd Rev Hosp First Mtg Impt &
             Rfdg, Ser B (Prerefunded @
             7/01/12)                             8.000   07/01/33       1,701,315
  1,000   Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg MTN St
             Hlth Rfdg, Ser A (MBIA-IBC
             Insd) (Prerefunded @ 7/01/12)        7.500   07/01/25       1,147,420
    750   Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg MTN St
             Hlth, Ser A                          5.500   07/01/36         682,522
  1,300   Shelby Cnty, TN Hlth Ed & Hsg
             Fac Brd Rev Methodist, Ser B
             (FSA Insd) (a)                       5.250   09/01/27       1,329,419

          TENNESSEE (CONTINUED)
$ 3,000   Sullivan Cnty, TN Hlth Ed & Hsg
             Fac Brd Hosp Rev Wellmont
             Hlth Sys Proj, Ser C                 5.250%  09/01/26   $   2,791,110
                                                                     -------------
                                                                         8,779,211
                                                                     -------------
          TEXAS 13.8%
    575   Alliance Arpt Auth Inc TX Spl Fac
             Rev Rfdg FedEx Corp Proj
             (AMT)                                4.850   04/01/21         500,112
  3,000   Austin, TX Convention
             Enterprises Inc Convention Ctr
             Second Tier Rfdg, Ser B              5.750   01/01/34       2,637,930
  2,000   Dallas-Fort Worth, TX Intl Arpt
             Rev Jt, Ser A (FSA Insd)
             (AMT)                                5.500   11/01/21       2,005,240
    225   Dallas-Fort Worth, TX Intl Arpt
             Rev Jt, Ser C (MBIA Insd)
             (AMT)                                5.750   11/01/18         226,103
    500   Dallas-Fort Worth, TX Intl Arpt
             Rev Jt, Ser C (MBIA Insd)
             (AMT)                                6.000   11/01/23         502,150
  1,900   El Paso Cnty, TX Hosp Dist, Ser
             A (AGL Insd) (a)                     5.000   08/15/37       1,871,823
  1,000   Fort Bend, TX Indpt Sch Dist
             Rfdg & Sch Bldg (PSF Gtd) (a)        5.000   08/15/27       1,018,960
  3,000   Houston, TX Util Sys Rev Rfdg
             Comb First Lien, Ser A (FSA
             Insd) (a)                            5.000   11/15/36       2,977,365
  1,200   Judson, TX Indpt Sch Dist Sch
             Bldg (AGL Insd) (a)                  5.000   02/01/37       1,180,314
  1,250   Matagorda Cnty, TX Navig Dist No
             1 Rev Coll Centerpoint Energy
             Proj Rfdg                            5.600   03/01/27       1,132,188

          TEXAS (CONTINUED)
$ 2,000   North Cent, TX Hlth Fac Dev Corp
             Rev Hosp Childrens Med Ctr
             Dallas (AMBAC Insd)                  5.250%  08/15/32   $   2,002,580
    500   North TX Twy Auth Rev Rfdg Sys
             First Tier, Ser A                    5.625   01/01/33         497,670
    540   North TX Twy Auth Rev Rfdg Sys
             First Tier, Ser B                    5.625   01/01/28         546,863
    360   North TX Twy Auth Rev Rfdg Sys
             First Tier, Ser B                    6.000   01/01/26         376,574
  1,000   North TX Twy Auth Rev Toll
             Second Tier Rfdg, Ser F              5.750   01/01/33         975,620
  1,700   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckingham Sr Living Cmnty
             Inc                                  5.750   11/15/37       1,461,932
  1,000   Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckner Retirement Svc Inc
             Proj                                 5.250   11/15/37         880,840
  1,000   Tarrant Cnty, TX Hlth Fac Dev
             Corp Hosp Rev Rfdg Cook
             Childrens Med Ctr, Ser B (FSA
             Insd) (a)                            5.000   12/01/30       1,001,115
  2,215   Texas St Trans Commn Mobility
             Fd (a)                               5.000   04/01/28       2,260,943
  1,000   Tyler, TX Hlth Fac Dev Corp Hosp
             Rev Impt East TX Med Ctr Rfdg,
             Ser A                                5.375   11/01/37         863,930
                                                                     -------------
                                                                        24,920,252
                                                                     -------------
          VIRGINIA 1.4%
  1,000   Richmond, VA Indl Dev Auth Govt
             Fac Rev Bds (AMBAC Insd)             5.000   07/15/15       1,059,740

          VIRGINIA (CONTINUED)
$ 1,400   Tobacco Settlement Fin Corp VA
             Asset Bk                             5.500%  06/01/26   $   1,548,456
                                                                     -------------
                                                                         2,608,196
                                                                     -------------
          WASHINGTON 9.0%
  1,500   Chelan Cnty, WA Pub Util Dist No
             001 Cons Rev Chelan Hydro,
             Ser A (MBIA Insd) (AMT)              5.600   01/01/36       1,485,405
  1,370   Energy Northwest WA Elec Rev
             Proj No 3 Rfdg, Ser A (FSA
             Insd)                                5.500   07/01/18       1,456,461
  1,000   Grant Cnty, WA Pub Util Dist No
             002 Wanapum Hydro Elec Rev
             Rfdg, Ser B (MBIA Insd)
             (AMT)                                5.375   01/01/18       1,002,870
  3,000   Kalispel Tribe Indians Priority
             Dist WA Rev                          6.750   01/01/38       2,833,920
  5,000   Spokane, WA Pub Fac Dist Hotel
             Motel & Sales Use Tax (MBIA
             Insd)                                5.250   09/01/33       5,031,950
    560   Washington St Hsg Fin Commn
             Nonprofit Rev Custodial Rcpt
             Wesley Homes, Ser
             2007A-2027 (Acquired 5/07/08,
             Cost $560,000) (h)                   6.000   01/01/27         544,773
    600   Washington St Hsg Fin Commn
             Nonprofit Rev Skyline at First
             Hill Proj, Ser A                     5.625   01/01/38         525,150
  3,000   Washington St, Ser B                    5.500   05/01/18       3,275,040
                                                                     -------------
                                                                        16,155,569
                                                                     -------------

          WEST VIRGINIA 2.7%
$ 1,750   Harrison Cnty, WV Cmnty
             Commn Solid Waste Disp Rev
             Allegheny Energy Rfdg, Ser D
             (AMT)                                5.500%  10/15/37   $   1,615,267
    400   West Virginia St Hosp Fin Auth
             Hosp Rev Thomas Hlth Sys             6.000   10/01/20         394,032
    500   West Virginia St Hosp Fin Auth
             Hosp Rev Thomas Hlth Sys             6.250   10/01/23         494,645
  2,450   West Virginia Univ Rev Impt WV
             Univ Proj, Ser C (FGIC Insd)         5.000   10/01/27       2,408,326
                                                                     -------------
                                                                         4,912,270
                                                                     -------------
          WISCONSIN 2.8%
  1,000   Wisconsin Hsg & Econ Dev Auth
             Home Ownership Rev, Ser A
             (AMT) (a)                            5.300   09/01/23         969,035
  1,100   Wisconsin Hsg & Econ Dev Auth
             Home Ownership Rev, Ser A
             (AMT) (a)                            5.500   09/01/28       1,065,939
  1,205   Wisconsin St Hlth & Ed Fac Auth
             Rev (ACA Insd) (Prerefunded
             @ 5/15/10)                           6.150   05/15/25       1,285,494
  1,700   Wisconsin St Hlth & Ed Fac Auth
             Rev Ministry Hlth (FSA Insd) (a)     5.000   08/01/34       1,644,793
                                                                     -------------
                                                                         4,965,261
                                                                     -------------

          PUERTO RICO 3.0%
$ 4,800   Puerto Rico Comwlth Hwy & Trans
             Auth Hwy Rev, Ser Y (FSA
             Insd) (a)                            6.250%  07/01/21   $   5,476,488
                                                                     -------------

TOTAL INVESTMENTS 195.1%
   (Cost $366,592,754)                                                 351,614,833
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (39.9%)
   (Cost ($72,015,000))
(72,015) Notes with interest rates ranging from 2.23% to 2.76% at July 31,
         2008 and contractual maturities of collateral ranging
         from 2021 to 2039 (i)                                         (72,015,000)
                                                                     -------------
TOTAL NET INVESTMENTS 155.2%
   (Cost $294,577,754)                                                 279,599,833
OTHER ASSETS IN EXCESS OF LIABILITIES 2.1%                               3,842,007
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)(57.3%)             (103,257,420)
                                                                     -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%                        $ 180,184,420
                                                                     -------------

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  Underlying security related to Inverse Floaters entered into by the Trust.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)  Escrowed to Maturity

(e)  Variable Rate Coupon

(f)  The Trust owns 100% of the outstanding bond issuance.

(g) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(h) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.0% of net assets applicable to common shares.

(i) Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2008.

ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - MBIA Insured Bond Certificates
PSF - Public School Fund
XLCA - XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Select Sector Municipal Trust


By: /s/ Jerry W. Miller
    ----------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ----------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008


By: /s/ Stuart N. Schuldt
    ----------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 18, 2008